International Equity Fund
International Equity Fund Fund Summaries | Inception: January 22, 2001
Investment Objective
The International Equity Fund (formerly, the International Value Fund) (the “Fund”) seeks long-term capital appreciation through investments in equity securities of companies based outside the United States.
Fees and Expenses
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	International Equity Fund International Equity Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Equity Fund International Equity Fund	[1]
Management Fees	0.75%
Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.45%
Expenses Waived or Reimbursed by RE Advisers	0.46%	[2]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.99%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	The Fund’s operating expenses are waived pursuant to an expense limitation agreement between RE Advisers and the Fund, to the extent that the operating expenses of the Fund exceed 0.99% of the Fund’s average daily net assets. The expense limitation agreement is for a one-year period ending April 30, 2017. At that time, RE Advisers may revise, renew or discontinue the agreement.

Expense Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for any expense reimbursement which is only in effect during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 YR	3 YR	5 YR	10 YR
International Equity Fund | International Equity Fund | USD ($)	101	413	748	1,696

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights and warrants issued by companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Fund would normally invest. This policy is not fundamental, but should the subadviser decide to change this strategy, the Fund will provide shareholders with at least 60 days’ prior written notice. The Fund also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Fund’s total assets will be invested in securities of U.S. companies. The Fund may invest in small companies.

The Fund may invest in companies based in developed markets outside the United States as well as in established companies in emerging and frontier markets. Emerging and frontier markets include countries that have an emerging stock market as defined by Morgan Stanley Capital International, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics. Harding Loevner LP (“Harding Loevner”), the Fund’s subadviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive and whose shares are under-priced relative to their fair value. In an attempt to reduce its volatility, the Fund is diversified across dimensions of geography, industry, currency and market capitalization. The Fund normally holds investments across at least 15 countries.

Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) whether it is legally domiciled outside the United States; (2) the extent to which it conducts its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) whether it has the principal exchange listing for its securities outside the United States.

The Fund will normally invest broadly in equity securities of companies domiciled in the global developed, emerging, and frontier markets, excluding the US. At least 65% of total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Fund may use participation notes to gain exposure to those countries.
Principal Risks
As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Currency Risk    Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Fund’s investments. Because the Fund’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Fund’s holdings rise.

Emerging and Frontier Market Risk    Emerging and frontier market securities involve unique risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.

Equity Securities Risk    Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by a fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.

Foreign Risk    Foreign securities may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies usually are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability.

Manager Risk    A fund manager’s decisions, particularly security selection, may cause a fund to underperform other similar investments.

Market Risk    The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Securities markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Participation Notes Risk Participation notes are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes involve the same risks associated with a direct investment in the underlying security, currency or market. In addition, participation notes involve counterparty risk, because the Fund has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. Harding Loevner became the Fund’s sub-adviser in January 2016. Effective with the change in sub-adviser, the Fund’s investment strategy changed. The performance results in the following charts, therefore, do not reflect the Fund’s current strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.
Calendar Year Total Returns Total Returns (%)
[1]	Performance information for the International Equity Fund (formerly the International Value Fund and, prior thereto, the International Stock Index Fund) reflects its investment experience in the State Street MSCI® EAFE® Index Portfolio from its inception through October 16, 2005, in the Vanguard Developed Markets Index Fund from October 17, 2005 to June 9, 2006, as an actively managed fund subadvised by Mercator Asset Management from June 12, 2006 to September 14, 2015 and in a passively managed portfolio directed by SSGA Funds Management, Inc. from September 15, 2015 to period end.

During the periods shown in the chart, the Fund’s best and worst quarters were as follows: Best Quarter: Q2 of 2009 | 21.51% Worst Quarter: Q3 of 2011 | -21.02%
Average Annual Total Returns periods ended 12/31/15
Average Annual Total Returns - International Equity Fund		1 YR	5 YR	10 YR
International Equity Fund	[1]	(3.48%)	1.24%	2.21%
International Equity Fund | Returns after taxes on distributions	[1]	(6.39%)	(0.26%)	0.96%
International Equity Fund | Returns after taxes on distributions and sale of fund shares	[1]	(1.97%)	0.32%	1.27%
MSCI® EAFE® Index (reflects no deduction for fees, expenses, or taxes)	[1]	(0.81%)	3.60%	3.03%
[1]	Performance information for the International Equity Fund (formerly the International Value Fund and, prior thereto, the International Stock Index Fund) reflects its investment experience in the State Street MSCI® EAFE® Index Portfolio from its inception through October 16, 2005, in the Vanguard Developed Markets Index Fund from October 17, 2005 to June 9, 2006, as an actively managed fund subadvised by Mercator Asset Management from June 12, 2006 to September 14, 2015 and in a passively managed portfolio directed by SSGA Funds Management, Inc. from September 15, 2015 to period end.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as IRAs or employer-sponsored retirement plans.